Income tax - Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Major components of tax expense (income) [abstract]
Current tax (expense) / benefit	$ (905)	$ (1,570)	$ (851)	$ (2,042)
Deferred tax (expense) / benefit	19	1,249	57	1,500
Total Income tax (expense) / benefit	$ (886)	$ (321)	$ (794)	$ (542)